                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02482

                             Van Kampen Reserve Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/04

Item 1. Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Reserve Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of November 30, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION NOR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 11/30/04

                                   A SHARES            B SHARES               C SHARES
                                 since 7/12/74       since 4/18/95          since 4/18/95
--------------------------------------------------------------------------------------------
                                                               W/MAX                  W/MAX
                                                               4.00%                  1.00%
AVERAGE ANNUAL                     W/O SALES      W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS                       CHARGES        CHARGES     CHARGE     CHARGES     CHARGE

Since Inception                      6.26%          2.91%       2.91%      2.73%       2.73%

10-year                              3.46             --          --         --          --

5-year                               2.24           1.64        1.36       1.69        1.69

1-year                               0.37           0.10       -3.90       0.23       -0.77

6-month                              0.29           0.07       -3.93       0.07       -0.93
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return includes a contingent deferred sales charge of 4.00 percent for Class B shares (in the first and second year and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.15 percent for Class A shares and up to 0.90 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004

Van Kampen Reserve Fund is managed by Dale Albright, Executive Director, and Michael Davey, Vice President.(1)

MARKET CONDITIONS

During the six months ended November 30, 2004, favorable economic trends continued. Revised gross domestic product (GDP) growth for the third quarter was
3.9 percent. Although this was well below the fourth quarter of 2003 and first quarter of 2004, it was stronger than the 3.3 percent rate posted in the second quarter of this year. Job growth (as measured by non-farm payrolls), which slowed in mid 2004, appeared to regain some momentum since July. The strength was not uniform, however, and consumer confidence levels have fallen monthly since July, while leading economic indicators have contracted for five consecutive months since June.

The Federal Reserve Open Market Committee (FOMC) began its current tightening cycle at its June 30 meeting. The Fed has increased its target rate for federal funds a cumulative 100 basis points over four separate meetings to 2.00 percent as of the November meeting. The FOMC's formal risk assessment was balanced, and they have stated that increases will continue at a "measured pace". Against this backdrop, money-market fund yield levels have begun rising from record lows.

PERFORMANCE ANALYSIS

During the six months ended November 30, 2004, the fund provided a total return of 0.29 percent (Class A shares). For the seven-day period ended November 30, the


TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDING NOVEMBER 30, 2004

---------------------------------------
      CLASS A   CLASS B   CLASS C

       0.29%     0.07%     0.07%
---------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION.

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance.

(1)Team members may change without notice at any time.

fund provided an annualized current yield of 1.07 percent, while its 30-day moving average annualized yield was 1.00 percent for Class A shares.

As of the end of the reporting period, the fund had net assets of $587 million and the average maturity of the portfolio was 25 days.

In the face of steadily rising interest rates, we maintained a strategy of shortening the average maturity of the portfolio. At the same time, we targeted maturities around upcoming FOMC meetings in order to capitalize on interest-rate increases.

The portfolio continued to seek high liquidity and preservation of capital while generating a yield reflecting prevailing money market conditions by purchasing only high quality, very liquid money market securities. The fund's portfolio does not contain any derivative securities.

There is no guarantee that any securities will continue to perform well or be held by the fund in the future.

PORTFOLIO COMPOSITION AS OF 11/30/04
Commercial Paper                                                46.2%
Floating Rate Notes                                             22.2
Certificates of Deposit                                         17.0
U.S. Government Agency Obligations                               6.0
Repurchase Agreements                                            8.6


Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Portfolio composition is a percentage of total investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter.

You may obtain copies of the fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 6/1/04 - 11/30/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  6/1/04          11/30/04       6/1/04-11/30/04
Class A
  Actual.....................................    $1,000.00        $1,002.91           $4.77
  Hypothetical...............................     1,000.00         1,020.27            4.81
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,000.71            6.92
  Hypothetical...............................     1,000.00         1,018.17            6.98
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,000.71            6.87
  Hypothetical...............................     1,000.00         1,018.17            6.93
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, 1.38%, 1.37% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN RESERVE FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 (UNAUDITED)

PAR                                                                    YIELD ON
AMOUNT                                                      MATURITY   DATE OF     AMORTIZED
(000)      DESCRIPTION                                        DATE     PURCHASE       COST
----------------------------------------------------------------------------------------------
           COMMERCIAL PAPER  46.2%
$25,000    American General Finance Corp. ................. 12/23/04   2.055 %    $ 24,968,681
 20,000    Banque Generale Du Luxembourg................... 04/01/05   2.188        19,856,144
 15,000    Barclays US Funding LLC......................... 12/07/04   1.901        14,995,337
 25,000    Cit Group, Inc. ................................ 12/03/04   1.958        24,997,347
 25,000    DaimlerChrysler Revolving Auto Conduit LLC...... 12/02/04   1.983        24,998,625
 15,000    FCAR Owner Trust Ser I.......................... 12/13/04   1.984        14,990,100
 12,000    HBOS Treasury Services PLC...................... 12/14/04   1.881        11,991,983
 20,000    HBOS Treasury Services PLC...................... 01/26/05   1.920        19,942,133
 25,000    Household Finance Corp. ........................ 12/14/04   2.034        24,981,674
 25,000    Mortgage Interest Networking Trust.............. 01/14/05   2.225        24,933,389
 25,000    New Center Asset Trust.......................... 12/20/04   2.054        24,972,951
 25,000    Northern Trust Corp. ........................... 12/09/04   1.872        24,989,778
 15,000    Unicredit Delaware.............................. 12/06/04   1.708        14,996,521
                                                                                  ------------
           TOTAL COMMERCIAL PAPER..............................................    271,614,663
                                                                                  ------------

           FLOATING RATE NOTES  22.2%
 21,150    Citigroup, Inc. ................................ 09/01/05   1.750        21,160,985
 10,000    Credit Agricole S.A. ........................... 08/23/05   1.576         9,997,009
 20,000    Credit Lyonnais................................. 09/19/05   1.569        19,993,816
 11,000    General Electric Capital Corp. ................. 03/15/05   1.458        11,005,869
 20,000    General Electric Capital Corp. ................. 05/12/05   1.069        20,012,527
 20,000    Societe Generale................................ 08/10/05   1.697        19,996,410
 10,000    Toyota Motor Credit Corp. ...................... 03/14/05   1.429        10,001,693
  8,000    Toyota Motor Credit Corp. ...................... 07/19/05   1.830         8,006,580
 10,000    Westpac Banking Corp. .......................... 04/25/05   1.106        10,001,012
                                                                                  ------------
           TOTAL FLOATING RATE NOTES...........................................    130,175,901
                                                                                  ------------

           CERTIFICATES OF DEPOSIT  17.0%
 15,000    Chase Manhattan Bank, NA (Floating Rate)........ 05/11/05   1.050        15,000,000
 25,000    First Tennessee Bank, NA........................ 02/04/05   2.240        25,000,000
 10,000    Fortis Bank (Floating Rate)..................... 09/01/05   1.461         9,997,429
 25,000    Washington Mutual............................... 12/13/04   2.030        25,000,000
 25,000    Wells Fargo Bank, NA............................ 01/18/05   2.030        25,000,000
                                                                                  ------------
           TOTAL CERTIFICATES OF DEPOSIT.......................................     99,997,429
                                                                                  ------------

           U.S. GOVERNMENT AGENCY OBLIGATIONS  6.0%
 10,000    Federal Home Loan Mortgage Corp. ............... 12/06/04   1.664         9,997,736
 10,000    Federal Home Loan Mortgage Corp. ............... 12/15/04   1.749         9,993,389
 15,000    Federal National Mortgage Association........... 01/12/05   1.805        14,969,375
                                                                                  ------------
           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS............................     34,960,500
                                                                                  ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2004 (UNAUDITED) continued

                                                                                      AMORTIZED
DESCRIPTION                                                                              COST
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT  8.6%
Bank of America Securities LLC ($50,800,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.99%, dated 11/30/04, to
be sold on 12/01/04 at $50,802,808)...............................................   $ 50,800,000
                                                                                     ------------

TOTAL INVESTMENTS  100.0% (A).....................................................    587,548,493
LIABILITIES IN EXCESS OF OTHER ASSETS  0.0%.......................................       (197,071)
                                                                                     ------------

NET ASSETS  100.0%................................................................   $587,351,422
                                                                                     ============

Percentages are calculated as a percentage of net assets.

(a) At November 30, 2004, cost is identical for both book and federal income tax purposes.

See Notes to Financial Statements                                              9

VAN KAMPEN RESERVE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2004 (Unaudited)

ASSETS:
Total Investments, at amortized cost which approximates
  market value..............................................  $587,548,493
Cash........................................................        64,633
Receivables:
  Fund Shares Sold..........................................     1,486,487
  Interest..................................................       420,691
Other.......................................................       187,586
                                                              ------------
    Total Assets............................................   589,707,890
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................     1,125,644
  Distributor and Affiliates................................       490,769
  Investment Advisory Fee...................................       201,965
  Income Distributions......................................        12,106
Accrued Expenses............................................       306,442
Trustees' Deferred Compensation and Retirement Plans........       219,542
                                                              ------------
    Total Liabilities.......................................     2,356,468
                                                              ------------
NET ASSETS..................................................  $587,351,422
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $587,365,310
Accumulated Undistributed Net Investment Income.............        16,706
Accumulated Net Realized Loss...............................       (30,594)
                                                              ------------
NET ASSETS..................................................  $587,351,422
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value, offering price and redemption price per
    share (Based on net assets of $392,684,677 and
    392,727,938 shares of beneficial interest issued and
    outstanding)............................................  $       1.00
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $164,291,151 and 164,297,803 shares of
    beneficial interest issued and outstanding).............  $       1.00
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $30,375,594 and 30,399,853 shares of
    beneficial interest issued and outstanding).............  $       1.00
                                                              ============

 10                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended November 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $5,002,180
                                                              ----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $310,327, $870,179 and $197,376,
  respectively).............................................   1,377,882
Investment Advisory Fee.....................................   1,344,178
Shareholder Services........................................   1,063,159
Custody.....................................................      48,956
Legal.......................................................      16,909
Trustees' Fees and Related Expenses.........................      16,224
Other.......................................................     181,249
                                                              ----------
    Total Expenses..........................................   4,048,557
    Expense Reduction.......................................     394,150
    Less Credits Earned on Cash Balances....................      18,975
                                                              ----------
    Net Expenses............................................   3,635,432
                                                              ----------
NET INVESTMENT INCOME.......................................  $1,366,748
                                                              ==========
NET REALIZED LOSS...........................................  $     (255)
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $1,366,493
                                                              ==========

See Notes to Financial Statements                                             11

VAN KAMPEN RESERVE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE            FOR THE
                                                       SIX MONTHS ENDED      YEAR ENDED
                                                       NOVEMBER 30, 2004    MAY 31, 2004
                                                       -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................    $   1,366,748     $     1,408,268
Net Realized Loss....................................             (255)                -0-
                                                         -------------     ---------------
Change in Net Assets from Operations.................        1,366,493           1,408,268
                                                         -------------     ---------------

Distributions from Net Investment Income:
  Class A Shares.....................................       (1,209,866)         (1,174,573)
  Class B Shares.....................................         (129,270)           (151,995)
  Class C Shares.....................................          (27,646)           (119,063)
                                                         -------------     ---------------
Total Distributions..................................       (1,366,782)         (1,445,631)
                                                         -------------     ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................             (289)            (37,363)
                                                         -------------     ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................      227,286,071         898,374,784
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................        1,366,782           1,445,631
Cost of Shares Repurchased...........................     (359,265,187)     (1,089,238,322)
                                                         -------------     ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...     (130,612,334)       (189,417,907)
                                                         -------------     ---------------
TOTAL DECREASE IN NET ASSETS.........................     (130,612,623)       (189,455,270)
NET ASSETS:
Beginning of the Period..............................      717,964,045         907,419,315
                                                         -------------     ---------------
End of the Period (Including accumulated
  undistributed
  net investment income of $16,706 and
  $16,740, respectively).............................    $ 587,351,422     $   717,964,045
                                                         =============     ===============

 12                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                      YEAR ENDED MAY 31,
CLASS A SHARES                    NOVEMBER 30,   ------------------------------------------------
                                      2004        2004        2003     2002     2001        2000
                                  ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................    $ 1.00      $ 1.00      $ 1.00   $ 1.00   $ 1.00      $ 1.00
                                     ------      ------      ------   ------   ------      ------
Net Investment Income............       -0-(a)      -0-(a)      .01      .02      .05         .05
Less Distributions from Net
  Investment Income..............       -0-(a)      -0-(a)      .01      .02      .05         .05
                                     ------      ------      ------   ------   ------      ------
NET ASSET VALUE, END OF THE
  PERIOD.........................    $ 1.00      $ 1.00      $ 1.00   $ 1.00   $ 1.00      $ 1.00
                                     ======      ======      ======   ======   ======      ======

Total Return* (b)................     0.29%**     0.24%       0.89%    1.93%    5.35%(d)    4.92%
Net Assets at End of the Period
  (In millions)..................    $392.7      $452.1      $501.4   $458.0   $451.7      $573.3
Ratio of Expenses to Average Net
  Assets* (c)....................      .95%        .84%        .69%     .91%     .95%        .82%
Ratio of Net Investment Income to
  Average Net Assets*............      .57%        .25%        .89%    1.94%    5.22%       4.71%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c)..............       N/A        .94%        .85%      N/A      N/A         N/A
   Ratio of Net Investment Income
     to Average Net Assets.......       N/A        .15%        .73%      N/A      N/A         N/A

**  Non-Annualized

(a) Amount is less than $.01.

(b) Assumes reinvestment of all distributions for the period and includes combined Rule 12b-1 fees and service fees of up to .15% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the six months ended November 30, 2004 and the year ended May 31, 2003.

(d) If certain losses had not been assumed by Van Kampen, total return would have been lower by less than .01%.

N/A=Not Applicable

See Notes to Financial Statements                                             13

VAN KAMPEN RESERVE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                       YEAR ENDED MAY 31,
CLASS B SHARES                   NOVEMBER 30,   ---------------------------------------------------
                                     2004        2004        2003        2002     2001        2000
                                 ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................    $ 1.00      $ 1.00      $ 1.00      $ 1.00   $ 1.00      $ 1.00
                                    ------      ------      ------      ------   ------      ------
Net Investment Income...........       -0-(a)      -0-(a)      -0-(a)      .01      .05         .04
Less Distributions from Net
  Investment Income.............       -0-(a)      -0-(a)      -0-(a)      .01      .05         .04
                                    ------      ------      ------      ------   ------      ------
NET ASSET VALUE, END OF THE
  PERIOD........................    $ 1.00      $ 1.00      $ 1.00      $ 1.00   $ 1.00      $ 1.00
                                    ======      ======      ======      ======   ======      ======

Total Return* (b)...............     0.07%**     0.06%       0.13%       1.16%    4.66%(d)    4.14%
Net Assets at End of the Period
  (In millions).................    $164.3      $214.0      $349.8      $299.1   $338.7      $238.8
Ratio of Expenses to Average Net
  Assets* (c)...................     1.38%       1.04%       1.45%       1.67%    1.58%       1.57%
Ratio of Net Investment Income
  to Average Net Assets*........      .13%        .06%        .13%       1.17%    4.43%       3.96%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c).............     1.71%       1.68%       1.61%         N/A      N/A         N/A
   Ratio of Net Investment
     Income/Loss to Average Net
     Assets.....................     (.20%)      (.59%)      (.03%)        N/A      N/A         N/A

**  Non-Annualized

(a) Amount is less than $.01.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum contingent deferred sales charge (CDSC) of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .90% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the six months ended November 30, 2004 and the year ended May 31, 2003.

(d) If certain losses had not been assumed by Van Kampen, total return would have been lower by less than .01%.

N/A=Not Applicable

 14                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX MONTHS
                                       ENDED                     YEAR ENDED MAY 31,
CLASS C SHARES                      NOVEMBER 30,   ----------------------------------------------
                                        2004       2004       2003       2002    2001       2000
                                    -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................    $1.00       $1.00      $1.00      $1.00   $1.00      $1.00
                                       -----       -----      -----      -----   -----      -----
Net Investment Income..............      -0-(a)      -0-(a)     -0-(a)     .01     .05        .04
Less Distributions from Net
  Investment Income................      -0-(a)      -0-(a)     -0-(a)     .01     .05        .04
                                       -----       -----      -----      -----   -----      -----
NET ASSET VALUE, END OF THE
  PERIOD...........................    $1.00       $1.00      $1.00      $1.00   $1.00      $1.00
                                       =====       =====      =====      =====   =====      =====

Total Return* (b)..................    0.07%**     0.29%(d)   0.17%      1.23%   4.57%(f)   4.14%
Net Assets at End of the Period (In
  millions)........................    $30.4       $51.9      $56.2      $50.7   $63.0      $54.7
Ratio of Expenses to Average Net
  Assets* (c)......................    1.37%        .89%(d)   1.41%      1.60%   1.69%      1.57%
Ratio of Net Investment Income to
  Average Net Assets*..............     .13%        .20%(d)    .17%(e)   1.29%   4.40%      3.96%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)....................    1.71%       1.54%(d)   1.57%        N/A     N/A        N/A
   Ratio of Net Investment
     Income/Loss to Average Net
     Assets........................    (.21%)      (.44%)(d)   .01%(e)     N/A     N/A        N/A

**  Non-Annualized

(a) Amount is less than $.01.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .90% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the six months ended November 30, 2004 and the year ended May 31, 2003.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than .90% (See footnote 4).

(e) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the ratio of net investment income to average net assets of .05%.

(f) If certain losses had not been assumed by Van Kampen, total return would have been lower by less than .01%.

N/A=Not Applicable

See Notes to Financial Statements                                             15

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Reserve Fund (the "Fund") is organized as a Delaware statutory trust. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek protection of capital and high current income. The Fund's investment adviser seeks to achieve this objective through investments in U.S. dollar denominated money market securities. The Fund commenced investment operations on July 12, 1974. The distribution of the Fund's Class B and Class C Shares commenced on April 18, 1995.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At May 31, 2004, the Fund had an

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS  -- NOVEMBER 30, 2004 (UNAUDITED) continued

accumulated capital loss carryforward for tax purposes of $29,563 which will expire between May 31, 2005 and May 31, 2012. Of this amount, $523 will expire on May 31, 2005.

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares dividends daily from net investment income and automatically reinvests such dividends daily. Shareholders can elect to receive the cash equivalent of their daily dividends at each month end. The Fund distributes capital gains, if any, to shareholders at least annually.

    The tax character of distributions paid during the year ended May 31, 2004 was as follows:

                                                                   2004
Distributions paid from:
  Ordinary income...........................................    $1,457,485

    As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $210,827

F. EXPENSE REDUCTIONS During the six months ended November 30, 2004, the Fund's custody fee was reduced by $18,975 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $250 million..........................................       .450%
Next $500 million...........................................       .375%
Next $500 million...........................................       .325%
Next $250 million...........................................       .300%
Next $250 million...........................................       .275%
Next $500 million...........................................       .250%
Next $500 million...........................................       .225%
Next $12.25 billion.........................................       .200%
Next $2.50 billion..........................................       .199%
Next $7.50 billion..........................................       .198%
Next $5.00 billion..........................................       .197%
Over $30.00 billion.........................................       .196%

    Effective November 1, 2004, the management fee was reduced from .50% for the first $150 million, .45% for the next $100 million, .40% for the next $100 million, and .35% for any average daily net assets greater than $350 million.

    For the six months ended November 30, 2004, the Adviser waived $394,150 of other expenses. This represents .06 percent of its average daily net assets for the period. This waiver is voluntary in nature and can be discontinued at any time.

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS  -- NOVEMBER 30, 2004 (UNAUDITED) continued

    For the six months ended November 30, 2004, the Fund recognized expenses of approximately $16,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended November 30, 2004, the Fund recognized expenses of approximately $18,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended November 30, 2004, the Fund recognized expenses of approximately $796,600 representing transfer agency fees paid to VKIS.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $140,132 are included in "Other" assets on the Statement of Assets and Liabilities at November 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS  -- NOVEMBER 30, 2004 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At November 30, 2004, capital aggregated $392,682,364, $164,286,833 and
$30,396,113 for Classes A, B, and C, respectively. For the six months ended November 30, 2004, transactions were as follows:

                                                               SHARES            VALUE
Sales:
  Class A.................................................   168,289,535     $ 168,289,535
  Class B.................................................    43,166,663        43,166,663
  Class C.................................................    15,829,873        15,829,873
                                                            ------------     -------------
Total Sales...............................................   227,286,071     $ 227,286,071
                                                            ============     =============
Dividend Reinvestment:
  Class A.................................................     1,221,420     $   1,221,420
  Class B.................................................       119,804           119,804
  Class C.................................................        25,558            25,558
                                                            ------------     -------------
Total Dividend Reinvestment...............................     1,366,782     $   1,366,782
                                                            ============     =============
Repurchases:
  Class A.................................................  (228,932,447)    $(228,932,447)
  Class B.................................................   (92,994,344)      (92,994,344)
  Class C.................................................   (37,338,396)      (37,338,396)
                                                            ------------     -------------
Total Repurchases.........................................  (359,265,187)    $(359,265,187)
                                                            ============     =============

    At May 31, 2004, capital aggregated $452,103,856, $213,994,710 and
$51,879,078 for Classes A, B, and C, respectively. For the year ended May 31, 2004, transactions were as follows:

                                                             SHARES              VALUE
Sales:
  Class A..............................................     709,211,529     $   709,211,529
  Class B..............................................     123,174,896         123,174,896
  Class C..............................................      65,988,359          65,988,359
                                                         --------------     ---------------
Total Sales............................................     898,374,784     $   898,374,784
                                                         ==============     ===============
Dividend Reinvestment:
  Class A..............................................       1,193,912     $     1,193,912
  Class B..............................................         141,612             141,612
  Class C..............................................         110,107             110,107
                                                         --------------     ---------------
Total Dividend Reinvestment............................       1,445,631     $     1,445,631
                                                         ==============     ===============
Repurchases:
  Class A..............................................    (759,744,855)    $  (759,744,855)
  Class B..............................................    (259,115,928)       (259,115,928)
  Class C..............................................     (70,377,539)        (70,377,539)
                                                         --------------     ---------------
Total Repurchases......................................  (1,089,238,322)    $(1,089,238,322)
                                                         ==============     ===============

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS  -- NOVEMBER 30, 2004 (UNAUDITED) continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended November 30, 2004 and the year ended May 31, 2004, 7,789,630 and 7,957,431 Class B Shares automatically converted to Class A Shares, respectively. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended November 30, 2004 and the year ended May 31, 2004, 43,651 and 186,357 Class C Shares automatically converted to Class A Shares, respectively. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended November 30, 2004, Van Kampen, as Distributor for the Fund, received net commissions on redeemed shares which were subject to a CDSC of approximately $407,800. Sales charges do not represent expenses to the Fund.

4. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .15% of Class A average daily net assets and up to .90% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 83% of the annual fees are paid monthly, while 17% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS  -- NOVEMBER 30, 2004 (UNAUDITED) continued

reimbursed ("unreimbursed receivable") was approximately $3,860,600 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended November 30, 2004 are payments retained by Van Kampen of approximately $376,400 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $26,500.

5. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

6. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN RESERVE FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2004 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 23, 133, 233
RES SAR 1/05 RN04-02983P-Y11/04                    (VAN KAMPEN INVESTMENTS LOGO)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.